Lease receivable (Tables)	12 Months Ended
Dec. 31, 2019
Lease Receivables [Abstract]
Disclosure Of Detailed Information About Lease Receivable Activity Explanatory
Lease receivable relates to the lease component of
sub-leased
office space. Total lease receivable included in the consolidated balance sheet is as follows:

Year ended December 31
2019
Balance, beginning of year	$43
Additions	3
Finance income	2
Lease payments received	(9)

Balance, end of year	$39

Current portion	$9
Long-term portion	$30

Disclosure of maturity analysis of finance lease payments receivable
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received after the reporting date:

As at December 31
2019
20 20	$9
20 21	9
20 22	9
20 23	9
20 24	9
T hereafter	1

Total undiscounted payments	$46
Unearned finance income	(7)

Lease receivable	$39